NOTES RECEIVABLE (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
NOTES RECEIVABLE
Notes receivable			¥ 3,742,390	$ 516,099	¥ 10,828,308
Subsequent event
NOTES RECEIVABLE
Notes receivable	¥ 3,200,000	$ 400,000
Percentage of notes subsequently collected	85.0	85.0